Income Taxes - Reconciliation of Provision for Income Taxes at Statutory Rate and Provision (Benefit) for Income Taxes at Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax at federal statutory rate	$ (3,846)	$ (3,871)	$ (242)
Increase/(Decrease) in tax resulting from:
State income tax expense, net of federal tax effect	(183)	(103)	9
Nondeductible permanent items	1,012	567	123
Foreign rate differential	662	474	228
State rate change	(13)	(74)	9
Adjustment to deferred taxes	(132)	(525)	(2)
Change in valuation allowance	2,351	2,921	(248)
Uncertain tax positions	83	50	12
Other	42	(1)	22
Total	$ (24)	$ (562)	$ (89)